Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Jul. 26, 2023	Mar. 08, 2023	Aug. 01, 2023
Subsequent Events (Details) [Line Items]
Aggregate value			$ 1,000,000
Advance received	$ 70,560
Public shares		1,000,000
Price per share		$ 0.033
Class A Ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary per share			$ 0.033